Risk Management (Details) - Schedule of market risk trading protfolio - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Market risk – trading protfolio
Exposure to rate risk	$ 441,688	$ 377,006
Exposure to currency risk	1,535	8,089
Interest rate option risk
Currency option risk	1,145	1,429
Total exposure of trading portfolio	444,368	386,524
10% of RWA	555,460	3,577,035
Subtotal	999,828	3,963,559
Limit = Regulatory capital	6,759,047	5,114,609
Available margin	5,759,219	1,151,050
Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	193,895	217,045
Exposure to Infaltion Risk	112,523	178,033
Short-term exposure of financial management portfolio	306,418	395,078
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	530,199	529,542
Available margin	223,781	134,464
Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	1,194,181	1,221,762
Limit = 35% Regulatory capital	2,365,666	1,790,113
Available margin	$ 1,171,485	$ 568,351